Investments in associates and joint venture (Tables)	12 Months Ended
Dec. 31, 2024
Investments in associates and joint ventures
Schedule of interests in associates and joint ventures

	Share in equity
	2024	2023	2024	2023
	%	%	US$(000)	US$(000)

Associates:
Sociedad Minera Cerro Verde S.A.A.	19.58	19.58	1,436,122	1,416,051
Compañía Minera Coimolache S.A.	40.10	40.10	100,637	99,059
Tinka Resources Ltd.	19.99	19.32	8,616	9,221
			1,545,375	1,524,331
Joint venture (c)			1,851	1,628
Other minor investments			1,166	1,164
			1,548,392	1,527,123

Schedule of net share in profit (loss) of investments

	2024	2023	2022
	US$(000)	US$(000)	US$(000)
Associates
Sociedad Minera Cerro Verde S.A.A.	186,539	152,552	181,221
Compañía Minera Coimolache S.A.	3,999	1,072	(2,493)
Tinka Resources Ltd.	(817)	(1,320)	(2,447)
	189,721	152,304	176,281
Joint venture	126	(79)	(11)
	189,847	152,225	176,270

Schedule of financial position of associate under equity method

The table below presents the key financial data from the joint venture under IFRS accounting standards:

	2024	2023
	US$(000)	US$(000)

Statements of financial position as of December 31:
Current assets	18,646	17,375
Non-current assets	61,025	67,589
Current liabilities	(14,934)	(12,896)
Non-current liabilities	(41,099)	(50,572)
Equity	23,638	21,496

Group’s interest	1,851	1,628

Schedule of statements of profit or loss

	2024	2023	2022
	US$(000)	US$(000)	US$(000)
Statements of profit or loss for the years ended December 31:

Net revenues	27,787	98,270	27,538

Net profit (loss)	1,073	(148)	(137)
Group’s share in results	126	(79)	(11)

Summary of changes in investments in associates and joint venture

	2024	2023
	US$(000)	US$(000)

As of January 1,	1,527,123	1,520,977
Net share in profit of associates and joint venture	189,847	152,225
Equity contributions granted and paid, note 32(a)	400	—
Dividends declared and collected, note 32(a)	(168,890)	(147,286)
Unrealized results on investments	—	3
Translation adjustments and other	(88)	1,204
As of December 31,	1,548,392	1,527,123

Sociedads Minera Cerro Verde S.A.A.
Investments in associates and joint ventures
Schedule of financial position of associate under equity method

The table below presents the key financial data from the financial statements of Cerro Verde under IFRS accounting standards:

	2024	2023
	US$(000)	US$(000)

Statements of financial position as of December 31:
Current assets	1,875,841	1,789,427
Non-current assets	6,158,620	6,141,483
Current liabilities	(527,450)	(460,991)
Non-current liabilities	(723,526)	(789,545)

Equity	6,783,485	6,680,374

Group’s interest	1,328,359	1,308,288
Goodwill	107,763	107,763
	1,436,122	1,416,051

Schedule of statements of profit or loss

	2024	2023	2022
	US$(000)	US$(000)	US$(000)
Statements of profit or loss for the years ended December 31:

Sales of goods	4,238,322	4,143,228	3,975,295

Net profit from continued operations	953,177	778,964	925,353

Group’s share in results	186,539	152,552	181,221

Compania Minera Coimolache S.A.
Investments in associates and joint ventures
Schedule of financial position of associate under equity method

The table below presents the key financial data from the financial statements of Coimolache under IFRS accounting standards:

	2024	2023
	US$(000)	US$(000)

Statements of financial position as of December 31:
Current assets	255,331	242,558
Non-current assets	129,851	133,464
Current liabilities	(53,580)	(27,046)
Non-current liabilities	(80,600)	(101,909)

Equity	251,002	247,067

Group’s interest	100,637	99,059

Schedule of statements of profit or loss

	2024	2023	2022
	US$(000)	US$(000)	US$(000)

Statements of profit or loss for the years ended December 31:
Sales of goods	119,527	136,949	159,003

Net profit (loss)	9,975	2,673	(6,218)

Group’s share in results	3,999	1,072	(2,493)

Tinka resources Ltd
Investments in associates and joint ventures
Schedule of financial position of associate under equity method

The table below presents the key financial data from the financial statements of Tinka under IFRS accounting standards in 2024 (financial statements as of September 30, 2024) and in 2023 financial statements as of September 30, 2023):

	2024	2023
	US$(000)	US$(000)
Statements of financial position:
Current assets	1,640	5,591
Non-current assets	50,456	42,475
Current liabilities	(323)	(350)
Equity	51,773	47,716

Group’s interest	8,616	9,221

Schedule of statements of profit or loss

	2024	2023	2022
	US$(000)	US$(000)	US$(000)
Statements of profit or loss for the years:
Net loss	(5,363)	(6,832)	(12,666)

Group’s share in results	(817)	(1,320)	(2,447)